Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	$ 8	$ 8
Reclassification from other trade and other payables	25	0
(Released)/provided	4	0
Utilised	(10)	0
Other provisions, ending balance	27	8
Security Incidents [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	5	5
Reclassification from other trade and other payables		0
(Released)/provided	(2)	0
Utilised	(3)	0
Other provisions, ending balance	0	5
Litigation [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	3	3
Reclassification from other trade and other payables		0
(Released)/provided	(1)	0
Utilised		0
Other provisions, ending balance	2	$ 3
Insurance Provision [member]
Disclosure of other provisions [Line Items]
Reclassification from other trade and other payables	25
(Released)/provided	7
Utilised	(7)
Other provisions, ending balance	$ 25